Allowance For Credit Losses (Details Textuals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Credit Losses Loans (Numeric) [Abstract]
Asset-specific consumer excluding credit card allowance for loan losses included in troubled-debt restructurings	$ 985	$ 754	$ 258
Net charge-offs	25,782	24,018	10,764
Impaired collateral dependent loans at fair value, less cost to sell	1,696	1,337	1,065
Impaired collateral-dependent loans [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Net charge-offs	573	666	146
Firm-sponsored credit card trusts [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Cumulative effect of change in accounting principles on the Allowance for loan losses		7,400
Firm-administered multi-seller conduits [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Cumulative effect of change in accounting principles on the Allowance for loan losses		14
Mortgage securitization entities [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Cumulative effect of change in accounting principles on the Allowance for loan losses		$ 127